INTERIM STATEMENT OF OPERATIONS (USD $)	4 Months Ended		16 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Revenue	$ 0	$ 0	$ 0
General and administrative expenses	166,702	5,000	568,643
Loss from operations	(166,702)	(5,000)	(568,643)
Other income
Interest income	2,660	0	6,948
Net loss attributable to ordinary shares not subject to possible redemption	$ (164,042)	$ (5,000)	$ (561,695)
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption, basic and diluted (in shares)	2,716,804	2,348,248	2,508,199
Net loss per ordinary share, excluding shares subject to possible redemption, basic and diluted (in dollars per share)	$ (0.06)	$ 0	$ (0.22)